8. Obligation On Patent Acquisitions	6 Months Ended
Mar. 31, 2013
Notes
8. Obligation On Patent Acquisitions

8.     Obligation on Patent Acquisitions

On March 15, 2010, the Company purchased six patents and three patent applications from an unrelated third party (the “Seller”) for $900,000 of which $550,000 was paid on the execution of the purchase agreement. Pursuant to the agreement, $175,000 was due on or before March 15, 2011, which was paid, and the final installment of $175,000 was due on or before March 15, 2012. The terms of the agreement were modified on March 1, 2012, whereby the remaining $175,000 became payable in two installments. Under the modified terms, an installment of $87,500 became due on or before March 15, 2012 and was paid. The fourth and final installment of $87,500 was paid on October 15, 2012.

Interest accrued and charged to operations for the three months ended March 31, 2013 and 2012 on this patent obligation totaled $0 and $2,566, respectively. Interest accrued and charged to operations for the six months ended March 31, 2013 and 2012 on this patent obligation totaled $0 and $8,754, respectively.